Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Financial Instruments [Abstract]
Realized (Gain) Loss	$ 138	$ (9)	$ 226	$ 24
Unrealized (Gain) Loss	(135)	$ 9	7	157
(Gain) Loss on Risk Management	$ 3		$ 233	$ 181